SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

The shareholders and the board of directors of the Company approved share incentive plan (the “2026 Share Incentive Plan”) on September 24, 2026 (the “Effective Date”), under which certain securities of the Company (the “Awarded Shares”) may be awarded to directors, employees and consultants of the Company or its subsidiaries (the “Eligible Participant(s)”) pursuant to the terms of the 2026 Share Incentive Plan. The purpose of the 2026 Share Incentive Plan is to recognize and reward the contribution of the Eligible Participants to the growth and development of the Group and to give incentives to them in order to retain them for the continual operation and development of the Group and to attract suitable personnel for further development of the Group. Subject to any early termination as may be determined by the Board pursuant to the rules, the 2026 Share Incentive Plan shall be valid and effective for a term of 10 years commencing from the Effective Date. The maximum number of the Awarded Shares shall not exceed 85,000,000 ordinary shares of the Company (“Share Limit”), representing 15.15% of the issued share capital of the Company as of the date of the Effective Date.

Subject to the authorized share capital as provided in the memorandum of association and articles of association of the Company then in effect, the Share Limit will be increased automatically on January 1st of each calendar year during the term of the 2026 Share Incentive Plan commencing on January 1, 2027 (each, an “Evergreen Date”), by an amount equal to three percent (3%) of the total number of outstanding ordinary shares of the Company on the end of the calendar year immediately preceding the applicable Evergreen Date

Details of the 2026 Share Incentive Plan have been set out in the Company’s Form S-8 filed with the SEC on October 9, 2026. No Awarded Shares had been awarded to any Eligible Participant up to the date of the unaudited interim consolidated financial statement.

In addition, on May 14, 2026 and May 21, 2026, SL Bio has entered into non-interest bearing loan agreements with the Mr. Wang, under which a total aggregate loan amount of $1,600,000 was provided to SL Bio. In July 2026, the loan amount of $1,600,000 was repaid to Mr. Wang.

Other than the above, the Company has evaluated subsequent events through October 26, 2026, the date of the issuance of the unaudited interim consolidated financial statement, and no subsequent event is identified.